INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS - Key Valuation Assumptions and Sensitivity (Details) - Investments in U.S. residential developments $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) yr	Dec. 31, 2022 USD ($) yr
Discount Rate Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 2.5% increase in risk variable, impact on investment | $	$ (7,372)	$ (9,445)
Reasonably possible 2.5% decrease in risk variable, impact on investment | $	$ 8,341	$ 10,629
Discount rate | Minimum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.080	0.080
Discount rate | Maximum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.200	0.200
Discount rate | Weighted average of inputs
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.181	0.177
Future cash flow | Minimum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	1	1
Future cash flow | Maximum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	8	10
Future cash flow | Weighted average of inputs
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	5.9	7.2